Segment Reporting - Segment Result and Reconciliations to GAAP - Core Earnings Adjustments (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Results And Reconciliations [Line Items]
Net interest income (loss) after provision for loan losses	$ 599	$ 592	$ 583	$ 554	$ 518	$ 549	$ 503	$ 558	$ 2,328	$ 2,128	$ 2,234
Total other income (loss)									886	244	(271)
Goodwill and acquired intangible asset impairment and amortization expense	3	4	3	3	14	5	5	5	13	27	21
Income tax expense (benefit)	129	136	299	211	157	104	169	68	776	498	328
Income (loss) from discontinued operations, net of tax expense (benefit)	59	8	38	1			(1)		106	(2)	35
Net income (loss) attributable to SLM Corporation	270	260	543	346	348	188	292	112	1,418	939	633
Total Adjustments [Member]
Segment Results And Reconciliations [Line Items]
Net interest income (loss) after provision for loan losses									455	390	465
Total other income (loss)									(212)	(584)	(1,005)
Goodwill and acquired intangible asset impairment and amortization expense									13	27	21
Total "Core Earnings" adjustments to GAAP									230	(221)	(561)
Income tax expense (benefit)									96	(99)	(219)
Income (loss) from discontinued operations, net of tax expense (benefit)									(6)	(1)	(2)
Net income (loss) attributable to SLM Corporation									128	(123)	(344)
Net Impact of Derivative Accounting [Member] | Total Adjustments [Member]
Segment Results And Reconciliations [Line Items]
Net interest income (loss) after provision for loan losses									455	390	465
Total other income (loss)									(212)	(584)	(1,005)
Total "Core Earnings" adjustments to GAAP									243	(194)	(540)
Net Impact of Goodwill and Acquired Intangibles [Member] | Total Adjustments [Member]
Segment Results And Reconciliations [Line Items]
Goodwill and acquired intangible asset impairment and amortization expense									13	27	21
Total "Core Earnings" adjustments to GAAP									$ (13)	$ (27)	$ (21)